Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of income tax (benefits)
	Year ended December 31, 2018			Year ended December 31, 2017
	Federal	State	Total	Federal	State	Total
Current	$-	$1,850	$1,850	$-	$830	$830
Deferred	-	-	-	-	-	-
	$-	$1,850	$1,850	$-	$830	$830

Schedule of deferred tax
	December 31, 2018	December 31, 2017
Deferred Tax Account - noncurrent:
Tax losses carryforwards	$913,954	$594,501
Less: Valuation allowance	(913,954)	(594,501)
Total deferred tax account - noncurrent	$-	$-

Schedule of statutory U.S. tax rate
	Years ended December 31,
	2018	2017
Statutory federal tax benefit, net of state tax effects	19%	31%
State income taxes	8.84%	8.84%
Provisional remeasurement of deferred taxes	-%	(13)%
Nondeductible/nontaxable items	(1)%	(4)%
Change in valuation allowance	(26.84)%	(22.84)%
Effective income tax rate	0%	0%